SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Future minimum commitments (Details) $ in Thousands	Sep. 30, 2021 USD ($)
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
2021 (excluding the nine months ended September 30, 2021)	$ 319
2022	1,294
2023	1,298
2024	1,263
2025	1,302
2026	1,096
Later years	97
Total lease payments.	6,668
Less: Imputed interest.	569
Present value of lease liabilities.	$ 6,100